                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2003
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[PHOTO IMAGE]

ANNUAL REPORT OCTOBER 31, 2003

[PHOTO IMAGE]

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

[PHOTO IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2003 LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST Jr.]
Thomas E. Faust Jr.
President

During the one-year period ended October 31, 2003, Eaton Vance Tax-Managed Equity Asset Allocation Fund, Class A shares, had a total return of 21.25%.(1) That return was the result of an increase in net asset value (NAV) per share from $8.19 on October 31, 2002, to $9.93 on October 31, 2003. Class B shares had a total return of 20.32% for the same period, the result of an increase in NAV from $8.17 to $9.83.(1) Class C shares had a total return of 20.37% for the same period, the result of an increase in NAV from $8.15 to $9.81.(1) Additional information about the Fund's performance (including after-tax performance) appears on page 6.

For comparison, the Fund's benchmark index, the Russell 3000 Index - a broad-based, unmanaged index of 3000 U.S. stocks - had a return of 23.68% for the period from October 31, 2002, to October 31, 2003.(2)

A CLOSER LOOK AT THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003...

In May of this year, Congress passed legislation that included several provisions that affect individual investors. The most important aspects of the Jobs and Growth Tax Relief Reconciliation Act of 2003 for individuals are a lowering of tax rates for ordinary income and long-term capital gains and a change in the tax treatment of qualifying dividend income, which is now taxed at the same rates as long-term capital gains, rather than as ordinary income.

The biggest change for equity investors is that qualifying dividend income is now taxed at much lower rates than other investment income and short-term gains (maximum rate of 15% vs. 35%). The spread between short-term and long-term capital gains tax rates has also increased. These changes increase the importance of achieving a mix of returns that emphasizes long-term gains and qualifying dividends over less favorably taxed short-term gains and non-qualifying dividends and other investment income. Deferring taxes on long-term gains continues to be of significant value, particularly for investors with longer time horizons and for assets earmarked for inheritance.

WITH TODAY'S LOWER TAX RATES, IT IS STILL IMPORTANT FOR INVESTORS TO CONSIDER TAX EFFECTS...

Taxes continue to be the single largest cost borne by long-term equity investors. Strategies to minimize tax effects can add substantial value to taxable accounts without sacrificing performance or adding to portfolio risk. Just as before, it makes sense for taxpayers to invest in funds that share their objective of after-tax returns.


                                                  Sincerely,


                                                  /s/ Thomas E. Faust

                                                  Thomas E. Faust Jr.
                                                  President
                                                  December 19, 2003

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2) It is not possible to invest directly in an Index.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MANAGEMENT DISCUSSION

AN INTERVIEW WITH DUNCAN W. RICHARDSON,
SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

[PHOTO OF DUNCAN W. RICHARDSON]
Duncan W. Richardson
Portfolio Manager

Q: Duncan, this Fund is unique in its structure. Would you first walk us through how the Fund is set up?

A: Certainly. The investment objective of Tax-Managed Equity Asset Allocation
   Fund is to achieve long-term, after-tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios managed by Eaton Vance or its affiliates. By investing in an array of tax-managed equity portfolios, the Fund provides diversification across a broad spectrum of equity market sectors and investment styles. As of October 31, 2003, the Fund invested in seven Eaton Vance Tax-Managed Portfolios, which in turn invest in U.S. and international stocks, ranging from small- to large-capitalization companies, incorporating both value and growth investment styles. To meet taxable shareholders' investment goals, the Fund utilizes a consistent tax-managed approach to seek long-term, after-tax returns. A "Fund of Funds" structure that allows for tax-efficient rebalancing between the seven asset classes is what makes Tax-Managed Equity Asset Allocation Fund unique.

   CURRENT TARGET ALLOCATIONS+ By total investments

   Tax-Managed Value Portfolio                               20%
   Tax-Managed Growth Portfolio                              20%
   Tax-Managed International Growth Portfolio                15%
   Tax-Managed Mid-Cap Core Portfolio                      12.5%
   Tax-Managed Multi-Cap Opportunity Portfolio             12.5%
   Tax-Managed Small-Cap Growth Portfolio                    10%
   Tax-Managed Small-Cap Value Portfolio                     10%

   + Allocations are as of October 31, 2003. Fund profile and allocations are subject to change. You may obtain free copies of each of the Portfolios' most recent financial statements by contacting Eaton Vance Distributors, Inc. at 1-800-225-6265 or from the EDGAR database on the Securities and Exchange Commission's website (www.sec.gov).

Q: How would you summarize the Fund's performance over the last year?

A: The Fund's Class A shares had a return of 21.25% (at net asset value) for the year ended October 31, 2003, falling shy of its primary benchmark, the Russell 3000 Index, which had a return of 23.68% for the period.* Because of the Fund's unique structure, its performance is a function of both the performance of the underlying Portfolios, and its asset allocation among the Portfolios. For the one-year period in question, the Fund's allocation in the seven Portfolios continued to emphasize mid-cap and small-cap holdings, and value over growth holdings (versus the mutual fund asset universe as classified by Morningstar, Inc.). We continued to have an international exposure as well. All three of these strategies have been beneficial during this period and aided the Fund's returns. Since October 31, 2002, value stocks continued to outperform growth stocks (among the large-cap tier), small-and mid-cap holdings outperformed their larger counterparts, and international markets have outpaced domestic returns.

Q: On that topic, did you make any changes in the Fund's allocation among the Portfolios?

A: We are continuously monitoring market trends and conditions, in an effort to better capture investment opportunities. Beginning in May of 2003, management gradually shifted 5% of the Fund's new inflows of cash from Tax-Managed Value Portfolio and evenly distributed it between our Tax-Managed Mid-Cap Core and Tax-Managed Multi-Cap Opportunity Portfolios, thus increasing the Portfolio's overall mid-cap exposure to 25% and decreasing its large-cap value investment to 20% of total investments.

   We believe the current allocation provides the Fund with a well-diversified portfolio of investments. We expect that any further asset allocation changes would be implemented gradually.

   * It is not possible to invest directly in an Index.

Q: How do you manage and monitor investment risk?

A: Our risk levels are restricted by the Fund's prospectus, which sets parameters that limit small-cap and foreign stock exposure. The prospectus states that the Fund may invest up to 25% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of small or emerging companies, and up to 25% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. Our current weighting in the small-cap universe is 20%, split between value and growth styles. For the international style, our allocation is 15%. Further, our management and research team frequently monitors the characteristics, performance, and risk profile of each of the Portfolios in which the Fund invests. The risk monitoring evaluates both absolute and benchmark risk.

Q: What is your outlook for the Fund going forward?

A: Because of the Fund's structure and diversity, the short-term outlook for the Fund will depend on the outlook for the overall market. We do not believe that the near-term direction of the market can be accurately forecasted. The longer-term success of the Fund will be a function of the performance of the underlying Portfolios and the allocation of Fund assets across the Portfolios. One thing we do expect is further market volatility, which potentially can work to the Fund's advantage. Because of the Fund's multi-asset exposure, since its inception it has had a lower standard deviation of returns (which is a measure of a security's volatility or variability in expected returns) than that of the overall market (as represented by the Russell 3000 Index).* We believe the Fund may help investors cope with the volatility found in today's markets. We remain cautiously optimistic about the market today, but we don't anticipate that market returns will revert to the 15%-20% pace we saw in the late 1990s. We believe that long-term participation in the market remains critical to wealth creation. Diversification through asset allocation is another reliable way to protect against excessive volatility. While expectations for equity market returns should be modest, we believe that investors should participate in the market and can benefit from participation in a diversified and tax-managed structure such as the Fund offers.

   In closing, I would like to thank my fellow shareholders for their continued confidence and participation in the Eaton Vance Tax-Managed Equity Asset Allocation Fund.

      * It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

PERFORMANCE

[CHART]

          EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND- CLASS A
                                Inception: 3/4/02

                       FUND           FUND              RUSSELL
                     VALUE AT      VALUE WITH            3000
         DATE          NAV        SALES CHARGE           INDEX
      ---------------------------------------------------------
       3/31/2002       10,000             9425           10,000
       4/30/2002        9,798          9237.75            9,475
       5/31/2002        9,654          9101.63            9,365
       6/30/2002        9,009          8493.65            8,691
       7/31/2002        8,094          7631.58            8,000
       8/31/2002        8,162           7695.1            8,037
       9/30/2002        7,411           6987.3            7,193
      10/31/2002        7,883          7431.94            7,765
      11/30/2002        8,287          7813.07            8,235
      12/31/2002        7,902          7450.09            7,770
       1/31/2003        7,642          7205.08            7,579
       2/28/2003        7,478          7050.82            7,454
       3/31/2003        7,526          7096.19            7,533
       4/30/2003        8,046          7586.21            8,148
       5/31/2003        8,537             8049            8,640
       6/30/2003        8,681          8185.12            8,757
       7/31/2003        8,903          8393.83            8,957
       8/31/2003        9,172          8647.91            9,156
       9/30/2003        9,028           8511.8            9,056
      10/31/2003        9,557          9010.89            9,604

[CHART]

          EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND- CLASS B
                                Inception: 3/4/02

                       FUND           FUND              RUSSELL
                     VALUE AT      VALUE WITH            3000
         DATE          NAV        SALES CHARGE           INDEX
      ---------------------------------------------------------
       3/31/2002       10,000           10,000           10,000
       4/30/2002        9,788            9,788            9,475
       5/31/2002        9,635            9,635            9,365
       6/30/2002        8,990            8,990            8,691
       7/31/2002        8,087            8,087            8,000
       8/31/2002        8,144            8,144            8,037
       9/30/2002        7,394            7,394            7,193
      10/31/2002        7,856            7,856            7,765
      11/30/2002        8,250            8,250            8,235
      12/31/2002        7,856            7,856            7,770
       1/31/2003        7,596            7,596            7,579
       2/28/2003        7,433            7,433            7,454
       3/31/2003        7,471            7,471            7,533
       4/30/2003        7,981            7,981            8,148
       5/31/2003        8,471            8,471            8,640
       6/30/2003        8,606            8,606            8,757
       7/31/2003        8,817            8,817            8,957
       8/31/2003        9,077            9,077            9,156
       9/30/2003        8,933            8,933            9,056
      10/31/2003        9,452            9,452            9,604
                       Less 5%             473
      10/31/2003                         8,979

[CHART]

          EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND- CLASS C
                                Inception: 3/4/02

                       FUND           FUND              RUSSELL
                     VALUE AT      VALUE WITH            3000
         DATE          NAV        SALES CHARGE           INDEX
      ---------------------------------------------------------
       3/31/2002       10,000             N/A            10,000
       4/30/2002        9,788                             9,475
       5/31/2002        9,634                             9,365
       6/30/2002        8,989                             8,691
       7/31/2002        8,075                             8,000
       8/31/2002        8,133                             8,037
       9/30/2002        7,382                             7,193
      10/31/2002        7,844                             7,765
      11/30/2002        8,248                             8,235
      12/31/2002        7,854                             7,770
       1/31/2003        7,594                             7,579
       2/28/2003        7,421                             7,454
       3/31/2003        7,459                             7,533
       4/30/2003        7,979                             8,148
       5/31/2003        8,460                             8,640
       6/30/2003        8,595                             8,757
       7/31/2003        8,816                             8,957
       8/31/2003        9,076                             9,156
       9/30/2003        8,932                             9,056
      10/31/2003        9,442                             9,604

PERFORMANCE**                                           CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                  21.25%     20.32%     20.37%
Life of Fund+                                             -0.42%     -1.02%     -1.14%
SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES
  CHARGE OR APPLICABLE CDSC)
One Year                                                  14.27%     15.32%     19.37%
Life of Fund+                                             -3.89%     -4.02%     -1.14%

+ Inception Dates - Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

   * Source: Thomson Financial, Investment operations commenced 3/4/02. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

      The chart compares the Fund's total return with that of the Russell 3000 Index, a broad-based, unmanaged market index of 3000 U.S. stocks. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of a $10,000 hypothetical investment in the Fund and in the Russell 3000 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

   ** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC return for Class A reflects the maximum 5.75% sales charge. SEC return for Class B reflects applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects 1% CDSC.

      Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE YEAR ENDED OCTOBER 31, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                      21.25%         -0.42%
Return After Taxes on Distributions      21.25%         -0.42%
Return After Taxes on Distributions
  and Sale of Fund Shares                13.81%         -0.36%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                      14.27%         -3.89%
Return After Taxes on Distributions      14.27%         -3.89%
Return After Taxes on Distributions
  and Sale of Fund Shares                 9.27%         -3.30%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE YEAR ENDED OCTOBER 31, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                      20.37%         -1.14%
Return After Taxes on Distributions      20.37%         -1.14%
Return After Taxes on Distributions
  and Sale of Fund Shares                13.24%         -0.97%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                      19.37%         -1.14%
Return After Taxes on Distributions      19.37%         -1.14%
Return After Taxes on Distributions
  and Sale of Fund Shares                12.59%         -0.97%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE YEAR ENDED OCTOBER 31, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                      20.32%         -1.02%
Return After Taxes on Distributions      20.32%         -1.02%
Return After Taxes on Distributions
  and Sale of Fund Shares                13.21%         -0.87%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                      15.32%         -4.02%
Return After Taxes on Distributions      15.32%         -4.02%
Return After Taxes on Distributions
  and Sale of Fund Shares                 9.96%         -3.41%

Class A, Class B, and Class C commenced operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period. Also, Return After Taxes on Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2003

ASSETS
Investment in Tax-Managed Value Portfolio, at value
   (identified cost, $42,762,131)                                  $  50,024,885
Investment in Tax-Managed Growth Portfolio, at value
   (identified cost, $46,895,291)                                     49,168,776
Investment in Tax-Managed International Growth Portfolio, at value
   (identified cost, $31,968,108)                                     37,176,846
Investment in Tax-Managed Small-Cap Value Portfolio, at value
   (identified cost, $21,100,408)                                     24,517,293
Investment in Tax-Managed Multi-Cap Opportunity Portfolio, at value
   (identified cost, $25,901,326)                                     30,325,776
Investment in Tax-Managed Mid-Cap Core Portfolio, at value
   (identified cost, $26,243,494)                                     30,814,364
Investment in Tax-Managed Small-Cap Growth Portfolio, at value
   (identified cost, $20,700,548)                                     24,609,272
Receivable for Fund shares sold                                        1,554,437
--------------------------------------------------------------------------------
TOTAL ASSETS                                                       $ 248,191,649
--------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                   $     288,805
Payable to affiliate for distribution and service fees                    49,049
Payable to affiliate for Trustees' fees                                      535
Accrued expenses                                                          91,963
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  $     430,352
--------------------------------------------------------------------------------
NET ASSETS                                                         $ 247,761,297
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                    $ 224,869,830
Accumulated net realized loss from Portfolios
   (computed on the basis of identified cost)                         (8,474,131)
Accumulated net investment income                                        299,692
Net unrealized appreciation from Portfolios
   (computed on the basis of identified cost)                         31,065,906
--------------------------------------------------------------------------------
TOTAL                                                              $ 247,761,297
--------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                         $  82,867,879
SHARES OUTSTANDING                                                     8,345,780
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                    $        9.93
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $9.93)                                 $       10.54
--------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                         $  79,853,519
SHARES OUTSTANDING                                                     8,126,167
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                    $        9.83
--------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                         $  85,039,899
SHARES OUTSTANDING                                                     8,669,312
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                    $        9.81
--------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME
Dividends allocated from Portfolios (net of foreign
   taxes, $99,765)                                                 $   2,289,063
Interest allocated from Portfolios                                        61,906
Expenses allocated from Portfolios                                    (1,389,608)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS                              $     961,361
--------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                             $     154,765
Administration fee                                                       253,076
Trustees' fees and expenses                                                3,067
Distribution and service fees
   Class A                                                               142,443
   Class B                                                               541,701
   Class C                                                               575,697
Transfer and dividend disbursing agent fees                              176,039
Registration fees                                                         72,088
Legal and accounting services                                             46,096
Printing and postage                                                      27,129
Custodian fee                                                             26,094
Miscellaneous                                                              7,338
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                     $   2,025,533
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                $  (1,064,172)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIOS
Net realized gain (loss) --
   Investment transactions (identified cost basis)                 $   1,842,215
   Securities sold short                                                  (5,823)
   Foreign currency transactions                                          18,182
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                  $   1,854,574
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                             $  34,946,654
   Securities sold short                                                (237,569)
   Foreign currency                                                       (5,203)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               $  34,703,882
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                   $  36,558,456
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  35,494,284
--------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                   YEAR ENDED          PERIOD ENDED
IN NET ASSETS                         OCTOBER 31, 2003    OCTOBER 31, 2002(1)
-----------------------------------------------------------------------------
From operations --
   Net investment loss                  $   (1,064,172)         $    (294,354)
   Net realized gain (loss)                  1,854,574             (7,934,889)
   Net change in unrealized
      appreciation (depreciation)           34,703,882             (3,637,976)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS               $   35,494,284          $ (11,867,219)
-----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                           $   51,682,323          $  50,246,843
      Class B                               44,566,312             36,408,491
      Class C                               51,249,913             40,730,881
   Cost of shares redeemed
      Class A                              (19,345,458)            (6,959,963)
      Class B                               (7,214,369)            (1,892,811)
      Class C                              (10,204,143)            (5,133,787)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS              $  110,734,578          $ 113,399,654
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS              $  146,228,862          $ 101,532,435
-----------------------------------------------------------------------------

NET ASSETS
At beginning of year                    $  101,532,435          $          --
-----------------------------------------------------------------------------
AT END OF YEAR                          $  247,761,297          $ 101,532,435
-----------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS
AT END OF YEAR                          $      299,692          $      59,266
-----------------------------------------------------------------------------

(1) For the period from the start of business, March 4, 2002, to October 31, 2002.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                                                         CLASS A
                                                                           -------------------------------------
                                                                           YEAR ENDED        PERIOD ENDED
                                                                           OCTOBER 31, 2003  OCTOBER 31, 2002(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                       $          8.190     $         10.000
----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                                     $         (0.012)    $         (0.024)
Net realized and unrealized gain (loss)                                               1.752               (1.786)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                        $          1.740     $         (1.810)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                             $          9.930     $          8.190
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                       21.25%              (18.10)%
----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                                    $         82,868     $         38,528
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                                     1.52%                1.55%(5)
   Net investment loss                                                                (0.14)%              (0.43)%(5)
Portfolio Turnover of Tax-Managed Value Portfolio                                        76%                 213%
Portfolio Turnover of Tax-Managed Growth Portfolio                                       19%                  21%
Portfolio Turnover of Tax-Managed International Growth Portfolio                        100%                 128%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio                              21%                   5%
Portfolio Turnover of Tax-Managed Multi-Cap Opportunity Portfolio                       224%                 225%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio                                 50%                  13%
Portfolio Turnover of Tax-Managed Small-Cap Growth Portfolio                            248%                 131%
----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                           --                 1.77%(5)
   Net investment loss                                                                   --                (0.65)%(5)
Net investment loss per share(2)                                                         --     $         (0.036)
----------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 4, 2002, to October 31, 2002.

(2) Net investment loss per share was computed using average shares outstanding.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of the Portfolios' allocated expenses.

(5) Annualized.

                       See notes to financial statements.

                                                                                        CLASS B
                                                                           -------------------------------------
                                                                           YEAR ENDED        PERIOD ENDED
                                                                           OCTOBER 31, 2003  OCTOBER 31, 2002(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                       $          8.170     $         10.000
----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss(2)                                                     $         (0.077)    $         (0.065)
Net realized and unrealized gain (loss)                                               1.737               (1.765)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                        $          1.660     $         (1.830)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                             $          9.830     $          8.170
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                       20.32%              (18.30)%

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                                    $         79,854     $         31,101
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                                     2.27%                2.30%(5)
   Net investment loss                                                                (0.88)%              (1.17)%(5)
Portfolio Turnover of Tax-Managed Value Portfolio                                        76%                 213%
Portfolio Turnover of Tax-Managed Growth Portfolio                                       19%                  21%
Portfolio Turnover of Tax-Managed International Growth Portfolio                        100%                 128%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio                              21%                   5%
Portfolio Turnover of Tax-Managed Multi-Cap Opportunity Portfolio                       224%                 225%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio                                 50%                  13%
Portfolio Turnover of Tax-Managed Small-Cap Growth Portfolio                            248%                 131%
----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                           --                 2.52%(5)
   Net investment loss                                                                   --                (1.39)%(5)
Net investment loss per share(2)                                                         --     $         (0.077)
----------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 4, 2002, to October 31, 2002.

(2) Net investment loss per share was computed using average shares outstanding.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of the Portfolios' allocated expenses.

(5) Annualized.

                       See notes to financial statements.

                                                                                        CLASS C
                                                                           -------------------------------------
                                                                           YEAR ENDED        PERIOD ENDED
                                                                           OCTOBER 31, 2003  OCTOBER 31, 2002(1)
----------------------------------------------------------------------------------------------------------------
Net asset value Beginning of year                                          $          8.150     $         10.000
----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss(2)                                                      $        (0.076)    $         (0.065)
Net realized and unrealized gain (loss)                                               1.736               (1.785)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                         $         1.660     $         (1.850)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                              $         9.810     $          8.150
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                       20.37%              (18.50)%
----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                                    $         85,040     $         31,903
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                                     2.27%                2.30%(5)
   Net investment loss                                                                (0.88)%              (1.17)%(5)
Portfolio Turnover of Tax-Managed Value Portfolio                                        76%                 213%
Portfolio Turnover of Tax-Managed Growth Portfolio                                       19%                  21%
Portfolio Turnover of Tax-Managed International Growth Portfolio                        100%                 128%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio                              21%                   5%
Portfolio Turnover of Tax-Managed Multi-Cap Opportunity Portfolio                       224%                 225%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio                                 50%                  13%
Portfolio Turnover of Tax-Managed Small-Cap Growth Portfolio                            248%                 131%
----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                           --                 2.52%(5)
   Net investment loss                                                                   --                (1.39)%(5)
Net investment loss per share(2)                                                         --     $         (0.077)
----------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 4, 2002, to October 31, 2002.

(2) Net investment loss per share was computed using average shares outstanding.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of the Portfolios' allocated expenses.

(5) Annualized.

                       See notes to financial statements.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2003

NOTES TO FINANCIAL STATEMENTS

1   SIGNIFICANT ACCOUNTING POLICIES

    Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note
    6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in the following seven tax-managed equity portfolios managed by Eaton Vance or its affiliates:
    Tax-Managed Value Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Growth Portfolio, Tax-Managed Small-Cap Value Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio and Tax-Managed Small-Cap Growth Portfolio (the Portfolios). Each Portfolio is organized as a New York Trust. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The value of the Fund's investment in each Portfolio reflects the Fund's proportionate interest in the net assets of the Tax-Managed Value Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Growth Portfolio, Tax-Managed Small-Cap Value Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio and Tax-Managed Small-Cap Growth Portfolio (7.4%, 0.3%, 34.3%, 58.5%, 34.9%, 66.8%, and 10.9%,
    respectively, at October 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A INVESTMENT VALUATION -- The valuation policy of each Portfolio is as follows: Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B INCOME -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

    C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

    D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $6,512,365 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010.

    E OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

    F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2   DISTRIBUTIONS TO SHAREHOLDERS

    It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   SHARES OF BENEFICIAL INTEREST

    The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                 YEAR ENDED                     PERIOD ENDED
    CLASS A                      OCTOBER 31, 2003               OCTOBER 31, 2002(1)
    -------------------------------------------------------------------------------
    Sales                               5,934,498                         5,550,097
    Redemptions                        (2,293,895)                         (844,920)
    -------------------------------------------------------------------------------
    NET INCREASE                        3,640,603                         4,705,177
    -------------------------------------------------------------------------------

                                 YEAR ENDED                     PERIOD ENDED
    CLASS B                      OCTOBER 31, 2003               OCTOBER 31, 2002(1)
    -------------------------------------------------------------------------------
    Sales                               5,157,504                         4,042,897
    Redemptions                          (840,432)                         (233,802)
    -------------------------------------------------------------------------------
    NET INCREASE                        4,317,072                         3,809,095
    -------------------------------------------------------------------------------

                                 YEAR ENDED                     PERIOD ENDED
    CLASS C                      OCTOBER 31, 2003               OCTOBER 31, 2002(1)
    -------------------------------------------------------------------------------
    Sales                               5,964,727                         4,531,807
    Redemptions                        (1,209,188)                         (618,034)
    -------------------------------------------------------------------------------
    NET INCREASE                        4,755,539                         3,913,773
    -------------------------------------------------------------------------------

(1) For the period from the start of business, March 4, 2002, to October 31, 2002.

4   TRANSACTIONS WITH AFFILIATES

    The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 0.80% (annually) of average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. The advisory fee payable by the Fund is reduced by the Fund's allocable portion of the advisory fees paid by the Portfolios in which it invests. The Fund's allocated portion of the advisory fees paid by the Portfolios totaled $1,191,730 for the year ended October 31, 2003. For the year ended October 31, 2003, the advisory fee paid directly by the Fund amounted to $154,765.

    An administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the year ended October 31, 2003, the administration fee amounted to $253,076.

    Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund that are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Fund and Portfolios are officers of the above organization.

    EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the year ended
    October 31, 2003, EVM earned $16,086 in sub-transfer agent fees.

    The Fund was informed that EVD, a subsidiary of EVM and the Funds principal underwriter, received $152,478 as its portion of the sales charge on sales of Class A for the year ended October 31, 2003.

5   DISTRIBUTION AND SERVICE PLANS

    The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $406,276, and $431,773 for Class B and Class C shares, respectively, to or payable to EVD for the year ended October 31, 2003, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At October 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $3,090,000, and $2,912,000 for Class B and Class C shares, respectively.

    The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended October 31, 2003 amounted to $142,443, $135,425 and $143,924 for Class A, Class B, and Class C shares, respectively.

6   CONTINGENT DEFERRED SALES CHARGE

    A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

    No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $400, $104,000 and $18,000 of CDSC paid by shareholders for Class A, Class B, and Class C shares, respectively, for the year ended October 31, 2003.

7   INVESTMENT TRANSACTIONS

    For the year ended October 31, 2003, increases and decreases in the Fund's investment in the Portfolios were as follows:

    PORTFOLIO                                   CONTRIBUTIONS       WITHDRAWALS
    ----------------------------------------------------------------------------
    Tax-Managed Value Portfolio                $    20,634,958     $   2,025,875
    Tax-Managed Growth Portfolio                    24,486,641         1,036,113
    Tax-Managed International Growth Portfolio      17,971,854         1,006,796
    Tax-Managed Small-Cap Value Portfolio           10,479,137           707,902
    Tax-Managed Multi-Cap Opportunity Portfolio     15,109,857           851,161
    Tax-Managed Mid-Cap Core Portfolio              16,556,024           503,732
    Tax-Managed Small-Cap Growth Portfolio          10,721,403           582,301

8   SHAREHOLDER MEETING

    The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                         NUMBER OF SHARES
    NOMINEE FOR TRUSTEE                          AFFIRMATIVE         WITHHOLD
    ----------------------------------------------------------------------------
    Jessica M. Bibliowicz                           12,621,584           131,163
    Donald R. Dwight                                12,592,717           160,030
    James B. Hawkes                                 12,752,747            93,238
    Samuel L. Hayes, III                            12,618,843           133,904
    William H. Park                                 12,644,022           108,725
    Norton H. Reamer                                12,603,884           148,863
    Lynn A. Stout                                   12,624,809           127,937

    Each nominee was also elected a Trustee of the Portfolios. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND as of October 31, 2003 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS TRUST AND SHAREHOLDERS OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND:

We have audited the accompanying statement of assets and liabilities, of Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) (one of the series of Eaton Vance Mutual Funds Trust) as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from the start of business, March 4, 2002 to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Equity Asset Allocation Fund as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and the period from the start of business, March 4, 2002 to October 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

                                                                                   NUMBER OF
                                    TERM OF                                       PORTFOLIOS
                         POSITION  OFFICE AND                                    IN FUND COMPLEX
        NAME AND         WITH THE  LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN BY
     DATE OF BIRTH         TRUST    SERVICE         DURING PAST FIVE YEARS         TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz    Trustee   Since 1998 Chairman, President and Chief           192           Director of National Financial
11/28/59                                      Executive Officer of National                                   Partners
                                              Financial Partners (financial
                                              services company) (since
                                              April 1999). President and Chief
                                              Operating Officer of John A.
                                              Levin & Co. (registered investment
                                              adviser) (July 1997 to April 1999)
                                              and a Director of Baker,
                                              Fentress & Company, which owns
                                              John A. Levin & Co. (July 1997 to
                                              April 1999). Ms. Bibliowicz is an
                                              interested person because of her
                                              affiliation with a brokerage
                                              firm.

James B. Hawkes          Trustee   Since 1991 Chairman, President and Chief           194                  Director of EVC
11/9/41                                       Executive Officer of BMR, EVC,
                                              EVM and EV; Director of EV; Vice
                                              President and Director of EVD.
                                              Trustee and/or officer of 194
                                              registered investment companies
                                              in the Eaton Vance Fund Complex.
                                              Mr. Hawkes is an interested person
                                              because of his positions with
                                              BMR, EVM, EVC and EV, which are
                                              affiliates of the Trust.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III     Trustee   Since 1986 Jacob H. Schiff Professor of            194              Director of Tiffany & Co.
2/23/35                                       Investment Banking Emeritus,                            (specialty retailer) and
                                              Harvard University Graduate                          Telect, Inc. (telecommunication
                                              School of Business                                          services company)
                                              Administration.

William H. Park          Trustee   Since 2003 President and Chief Executive           191                       None
9/19/47                                       Officer, Prizm Capital
                                              Management, LLC (investment
                                              management firm) (since 2002).
                                              Executive Vice President and
                                              Chief Financial Officer, United
                                              Asset Management Corporation (a
                                              holding company owning
                                              institutional investment
                                              management firms) (1982-2001).

Ronald A. Pearlman       Trustee   Since 2003 Professor of Law, Georgetown            191                       None
7/10/40                                       University Law Center (since
                                              1999). Tax Partner Covington &
                                              Burling, Washington, DC
                                              (1991-2000).

                                                                                   NUMBER OF
                                    TERM OF                                       PORTFOLIOS
                         POSITION  OFFICE AND                                    IN FUND COMPLEX
        NAME AND         WITH THE  LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN BY
     DATE OF BIRTH         TRUST    SERVICE         DURING PAST FIVE YEARS         TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer         Trustee   Since 1986 President and Chief Executive           194                       None
9/21/35                                       Officer of Asset Management
                                              Finance Corp. (a specialty
                                              finance company serving the
                                              investment management industry)
                                              (since October 2003). President,
                                              Unicorn Corporation (an
                                              investment and financial advisory
                                              services company) (since
                                              September 2000). Formerly,
                                              Chairman, Hellman, Jordan
                                              Management Co., Inc. (an
                                              investment management company)
                                              (2000-2003). Formerly, Advisory
                                              Director of Berkshire Capital
                                              Corporation (investment banking
                                              firm) (2002-2003). Formerly,
                                              Chairman of the Board, United
                                              Asset Management Corporation (a
                                              holding company owning
                                              institutional investment
                                              management firms) and Chairman,
                                              President and Director, UAM Funds
                                              (mutual funds) (1980-2000).

Lynn A. Stout            Trustee   Since 1998 Professor of Law, University of         194                       None
9/14/57                                       California at Los Angeles School
                                              of Law (since July 2001).
                                              Formerly, Professor of Law,
                                              Georgetown University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                     TERM OF
                               POSITION            OFFICE AND
        NAME AND               WITH THE             LENGTH OF                    PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH              TRUST                SERVICE                     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.            President            Since 2002         Executive Vice President of EVM, BMR, EVC and
5/31/58                                                                EV; Chief Investment Officer of EVM and BMR
                                                                       and Director of EVC. Chief Executive Officer
                                                                       of Belair Capital Fund LLC, Belcrest Capital
                                                                       Fund LLC, Belmar Capital Fund LLC, Belport
                                                                       Capital Fund LLC and Belrose Capital Fund LLC
                                                                       (private investment companies sponsored by
                                                                       EVM). Officer of 53 registered investment
                                                                       companies managed by EVM or BMR.

William H. Ahern, Jr.       Vice President         Since 1995          Vice President of EVM and BMR. Officer of 35
7/28/59                                                                registered investment companies managed by
                                                                       EVM or BMR.

Thomas J. Fetter            Vice President         Since 1997          Vice President of EVM and BMR. Trustee and
8/20/43                                                                President of The Massachusetts Health &
                                                                       Education Tax-Exempt Trust. Officer of 127
                                                                       registered investment companies managed by
                                                                       EVM or BMR.

Michael R. Mach             Vice President         Since 1999          Vice President of EVM and BMR. Previously,
7/15/47                                                                Managing Director and Senior Analyst for
                                                                       Robertson Stephens (1998-1999). Officer of 25
                                                                       registered investment companies managed by
                                                                       EVM or BMR.

Robert B. MacIntosh         Vice President         Since 1998          Vice President of EVM and BMR. Officer of 127
1/22/57                                                                registered investment companies managed by
                                                                       EVM or BMR.

Duncan W. Richardson        Vice President         Since 2001          Senior Vice President and Chief Equity
10/26/57                                                               Investment Officer of EVM and BMR. Officer of
                                                                       41 registered investment companies managed by
                                                                       EVM or BMR.

Walter A. Row, III          Vice President         Since 2001          Director of Equity Research and a Vice
7/20/57                                                                President of EVM and BMR. Officer of 22
                                                                       registered investment companies managed by
                                                                       EVM or BMR.

Judith A. Saryan            Vice President         Since 2003          Vice President of EVM and BMR. Previously,
8/21/54                                                                Portfolio Manager and Equity Analyst for
                                                                       State Street Global Advisers (1980-1999).
                                                                       Officer of 24 registered investment companies
                                                                       managed by EVM or BMR.

                                                     TERM OF
                               POSITION            OFFICE AND
        NAME AND               WITH THE             LENGTH OF                    PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH              TRUST                SERVICE                     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Susan Schiff                Vice President          Since 2002         Vice President of EVM and BMR. Officer of 26
3/13/61                                                                registered investment companies managed by
                                                                       EVM or BMR.

Alan R. Dynner                Secretary             Since 1997         Vice President, Secretary and Chief Legal
10/10/40                                                               Officer of BMR, EVM, EVD, EV and EVC. Officer
                                                                       of 194 registered investment companies
                                                                       managed by EVM or BMR.

James L. O'Connor             Treasurer             Since 1989         Vice President of BMR, EVM and EVD. Officer
4/1/45                                                                 of 115 registered investment companies
                                                                       managed by EVM or BMR.


(1) Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

   INVESTMENT ADVISER OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

      ADMINISTRATOR OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022

              EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1299-12/03                                                              TMEAASRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and

Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing..

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND)


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  December 16, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /S/ James L. O'connor
       -----------------------
       James L. O'Connor
       Treasurer


Date:  December 16, 2003
       -----------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  December 16, 2003
       -----------------